Consolidated Statement of Redeemable Convertible Preferred Stock and Stockholders’ Equity (Deficit) - USD ($) $ in Thousands	Total		Additional Paid-in Capital	Accumulated Deficit	Class A common stock	Class A common stock Common Stock	Class B common stock Common Stock
Beginning balance (in shares) at Dec. 31, 2018	102,039,134
Beginning balance at Dec. 31, 2018	$ 64,355
Increase (Decrease) in Temporary Equity [Roll Forward]
Preferred Series A dividend (in shares)	3,061,173
Temporary Equity, Stock Issued During Period, Value, Stock Dividend	$ 3,039
Capital contributions	$ 30,897
Issuance of Preferred Series B, net of issuance costs (in shares)	41,937,960
Issuance of Preferred Series, net of issuance costs	$ 118,824
Ending balance (in shares) at Dec. 31, 2019	147,038,267
Ending balance at Dec. 31, 2019	$ 217,115
Beginning balance (in shares) at Dec. 31, 2018						124	0
Beginning balance at Dec. 31, 2018	(55,968)			$ (55,968)		$ 0	$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(29,704)	[1]		(29,704)
Preferred Series A dividend	(3,039)			(3,039)
Ending balance (in shares) at Dec. 31, 2019						124	0
Ending balance at Dec. 31, 2019	$ (88,711)			(88,711)		$ 0	$ 0
Increase (Decrease) in Temporary Equity [Roll Forward]
Capital contributions (in shares)	24,496,946
Capital contributions	$ 117,324
Ending balance (in shares) at Dec. 31, 2020	171,535,213
Ending balance at Dec. 31, 2020	$ 334,439
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(241,340)	[1]		(241,340)
Preferred Series A dividend (in shares)							130,557
Preferred Series A dividend	0			0
Ending balance (in shares) at Dec. 31, 2020						124	130,557
Ending balance at Dec. 31, 2020	(330,051)			(330,051)		$ 0	$ 0
Ending balance at Mar. 31, 2021	334,439
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(191,775)
Ending balance at Mar. 31, 2021	$ (521,826)
Beginning balance (in shares) at Dec. 31, 2020	171,535,213
Beginning balance at Dec. 31, 2020	$ 334,439
Increase (Decrease) in Temporary Equity [Roll Forward]
Conversion of preferred stock (in shares)	(171,535,213)
Temporary Equity, Elimination as Part of Reorganization	$ (334,439)
Ending balance (in shares) at Dec. 31, 2021	0
Ending balance at Dec. 31, 2021	$ 0
Beginning balance (in shares) at Dec. 31, 2020						124	130,557
Beginning balance at Dec. 31, 2020	(330,051)			(330,051)		$ 0	$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(245,390)			(245,390)
Common stock class B issued pursuant to stock options (in shares)					2,248,705	995,526	1,253,179
Stock option exercises	1,783		$ 1,783
Conversion of Preferred Stock (in shares)						148,543,062
Conversion of Preferred Stock	104,532		104,517			$ 15
Conversion of Class B Common Stock (in shares)						1,309,320	(1,383,736)
Conversion of Class B Common Stock	(744)		(744)
Net equity infusion from the Business Combination (in shares)						90,333,562
Net equity infusion from the Business Combination	510,751		510,742			$ 9
Stock based compensation modification reclassification	304,837		304,837
Stock based compensation expense	42,385		42,385
Vested restricted stock units converted to common stock (in shares)						1,466,010
Ending balance (in shares) at Dec. 31, 2021						242,647,604	0
Ending balance at Dec. 31, 2021	388,103		963,520	(575,441)		$ 24	$ 0
Beginning balance at Mar. 31, 2021	334,439
Ending balance at Jun. 30, 2021	334,439
Beginning balance at Mar. 31, 2021	(521,826)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(46,161)
Ending balance at Jun. 30, 2021	(566,504)
Ending balance at Sep. 30, 2021	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	32,731
Ending balance at Sep. 30, 2021	$ 391,021
Ending balance (in shares) at Dec. 31, 2021	0
Ending balance at Dec. 31, 2021	$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(40,185)
Ending balance (in shares) at Dec. 31, 2021						242,647,604	0
Ending balance at Dec. 31, 2021	$ 388,103		$ 963,520	$ (575,441)		$ 24	$ 0

[1]	Certain expenses were previously misclassified as cost of services. These expenses are now reported as selling and marketing. This adjustment has no impact on total revenue, loss from operations, net loss and comprehensive loss or net loss per share. Refer to Note 2, “Summary of Significant Accounting Policies” to our consolidated financial statements for further information.